Financial instruments - additional disclosures - Activity in level 3 financial liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (5,501)
Balance as of December 31	(6,037)	$ (5,501)
Level 3 | Contingent consideration liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	(112)	(157)
Accretion for passage of time	(9)	(12)
Adjustments for changes in assumptions	23	42
Payments	0	15
Balance as of December 31	$ (98)	$ (112)